SHORT-TERM DEBT FROM SHAREHOLDERS	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
SHORT-TERM DEBT FROM SHAREHOLDERS

NOTE 3:	SHORT-TERM DEBT FROM SHAREHOLDERS

In July 2022, the Company received a loan in the amount of $500 from two existing shareholders (Messrs. Ronnie Hershman and Michael Gibber), one of which is also a director of the Company, for a term of twelve (12) months, at an interest rate of 8% per annum (the “July 2022 Loan”). On August 28, 2024, the Company and each of said shareholders entered into an exchange letter (the “July 2022 Loan Exchange Letter”), according to which the Company’s obligations in connection with the loan were discharged in consideration for the issuance of a SAFE under the same terms as the 2024 SAFEs (see Note 4). The balance of the July 2022 Loan was $560 as of December 31, 2023 (included in short-term debt from shareholders), and after considering interest accrued during 2024 through the date the July 2022 Loan Exchange Letter was executed and withholding taxes to be paid on behalf of the said shareholders, it was deemed that Dr. Ronnie Hershman invested an amount in the SAFE of $284 and Michael Gibber invested an amount in the SAFE of $286.

In February 2023, the Company received a loan in an aggregate amount of $60 from its co-founders, Mr. Udi Gilboa and Dr. Dalia Megiddo, and director, Dr. Ronnie Hershman (the “February 2023 Loan”), under substantially the same terms as the July 2022 Loan, for a term of twelve (12) months, at an interest rate of 8% per annum. The balance of the February 2023 Loan, including interest accrued, was $67 as of December 31, 2023, and included in Short-term debt from shareholders. On August 28, 2024, the Company and each of these investors entered into an exchange letter, according to which the Company’s obligations in connection with the February 2023 Loan were discharged in consideration for the issuance of a SAFE under the same terms as the 2024 SAFEs (see Note 4), under which Dr. Ronnie Hershman was deemed to have invested an amount in the SAFE of $44, Dr. Dalia Megiddo was deemed to have invested an amount in the SAFE of $11, and Mr. Udi Gilboa was deemed to have invested an amount in the SAFE of $11 in said SAFE.